CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Net revenues	$ 7,468,610	$ 5,277,169	$ 3,476,495
Cost of revenues:
Cost of revenues	6,205,474	4,367,857	2,786,581
Gross profit	1,263,136	909,312	689,914
Operating expenses:
Selling and distribution expenses	558,926	398,650	224,243
General and administrative expenses	342,129	308,942	225,597
Research and development expenses	69,822	58,407	45,167
Other operating income, net	(63,802)	(47,068)	(25,523)
Total operating expense	907,075	718,931	469,484
Income from operations	356,061	190,381	220,430
Other income (expense):
Interest expense	(74,266)	(58,153)	(71,874)
Interest income	40,615	11,051	9,306
Gain (loss) on change in fair value of derivatives, net	(44,489)	23,785	50,001
Foreign exchange gain (loss), net	77,689	(47,234)	(64,820)
Investment income (loss), net	858	18,634	(8,559)
Total other income (expense)	407	(51,917)	(85,946)
Income before income taxes and equity in earnings of affiliates	356,468	138,464	134,484
Income tax benefit (expense)	(73,353)	(35,844)	1,983
Equity in earnings of affiliates	15,440	7,256	10,779
Net income	298,555	109,876	147,246
Less: net income attributable to non-controlling interests	58,587	14,628	543
Net income attributable to Canadian Solar Inc.	$ 239,968	$ 95,248	$ 146,703
Earnings per share - basic	$ 3.73	$ 1.55	$ 2.46
Shares used in computation - basic	64,324,558	61,614,391	59,575,898
Earnings per share - diluted	$ 3.44	$ 1.46	$ 2.38
Shares used in computation - diluted	71,183,135	68,872,102	62,306,819